Acquisition (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)
Acquisition [Line Items]
Goodwill impairment loss		$ 1,362,044
Carrying amount of goodwill	1,721,901		$ 1,780,569
Jiangsu New Energy [Member]
Acquisition [Line Items]
Assets				$ 8,185,539	¥ 59,400,000
Changzhou Sixun Technology Co., Ltd.[Member]
Acquisition [Line Items]
Equity interests percentage				100.00%	100.00%
Goodwill impairment loss		$ 1,362,044
Changzhou Higgs Intelligent Technologies Co., Ltd [Member]
Acquisition [Line Items]
Equity interests percentage				60.00%	60.00%